Segments (Details) - Schedule of net revenue from external customers through its retail drugstores by main products - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Retail drugstores [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	$ 83,351,768	$ 84,228,492	$ 76,098,975
Online Pharmacy [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	32,385,089	30,219,364	22,485,919
Wholesale [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	33,075,119	49,944,691	34,549,739
Prescription Drugs [Member] | Retail drugstores [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	27,212,994	28,503,283	27,162,968
Prescription Drugs [Member] | Online Pharmacy [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	10,606,244	10,331,652	8,243,099
Prescription Drugs [Member] | Wholesale [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	21,617,636	41,116,991	27,477,087
OTC Drugs [Member] | Retail drugstores [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	32,358,339	35,658,864	30,524,057
OTC Drugs [Member] | Online Pharmacy [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	13,870,953	11,473,177	7,559,585
OTC Drugs [Member] | Wholesale [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	10,289,987	7,903,824	6,242,630
Nutritional Supplements [Member] | Retail drugstores [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	8,737,519	9,664,071	6,863,559
Nutritional Supplements [Member] | Online Pharmacy [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	2,740,253	2,014,011	956,013
Nutritional Supplements [Member] | Wholesale [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	310,909	424,210	151,657
TCM [Member] | Retail drugstores [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	9,719,653	5,353,900	4,560,968
TCM [Member] | Online Pharmacy [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	434,920	315,231	295,410
TCM [Member] | Wholesale [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	458,502	241,828	218,758
Sundry Products [Member] | Retail drugstores [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	1,082,168	1,544,639	1,379,917
Sundry Products [Member] | Online Pharmacy [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	1,129,701	2,271,009	1,967,174
Sundry Products [Member] | Wholesale [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	64,422	93,338	28,377
Medical Devices [Member] | Retail drugstores [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	4,241,095	3,503,735	5,607,506
Medical Devices [Member] | Online Pharmacy [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	3,603,018	3,814,284	3,464,638
Medical Devices [Member] | Wholesale [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	$ 333,663	$ 164,508	$ 431,230